UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-06143
      ---------------------------------------------------------------------

                  CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                  Credit Suisse Global Fixed Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

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ITEM 1. REPORTS TO STOCKHOLDERS.



                                                       CREDIT | ASSET
                                                       SUISSE | MANAGEMENT


CREDIT SUISSE FUNDS

Annual Report

October 31, 2005


       o  CREDIT SUISSE
          GLOBAL FIXED INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

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CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                December 1, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

FUND & BENCHMARK                                                     PERFORMANCE
Common 1                                                             (1.07)%
Advisor 1                                                            (0.99)%
Class A Shares 1,2                                                   (1.32)%
Lehman Brothers Global Aggregate Bond Index 3                        (0.72)%

Performance for the Fund's Class A shares is without the maximum sales charge of
4.75 % 2.

MARKET OVERVIEW: ECONOMY GROWS, RATES RISE, CURVE FLATTENS

      Events in the US dominated global bond markets in the course of the Fund's fiscal year, during which the US economy grew at a robust rate of 3.6% and seemed resilient enough to shrug off the negative effects of repeated Gulf storms. But sharp increases in prices for commodities such as gasoline and heating oil, combined with higher interest rates, have gradually worn down consumer enthusiasm to spend, the force behind much of the recent economic recovery. Yet, as signs emerged of a potential economic slowdown, the Federal Reserve confirmed that inflation, not slower growth, is the greater threat, and that combating the cumulative rise in energy and other costs remains job one.

      In fact, the main driver of the fixed income markets during the Fund's fiscal year was the Federal Open Market Committee's measured pace of monetary tightening, which brought the fed funds rate up 200 basis points, from 1.75% to 3.75%, in the period. But even as the Fed tightened, the conundrum of lower long-term rates remains. While yields on the two year Treasury were up 183 basis points (to 4.38% from 2.55%), the ten year Treasury was up only 52 basis points (to 4.55% from 4.03%), as the spread between them tightened from 147 to a pencil-thin 18 basis points. This prompted passing fears among market participants of an inverted curve, along with that which it has tended to precede: recession.

      In this environment, emerging market debt, boosted by ratings upgrades and soaring export revenues, outperformed all other fixed income categories, followed distantly by high yield. In credit generally, corporate earnings are at record levels, although stock prices remain range-bound at best. As a result,

                                        1

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CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

many companies have turned increasingly to share repurchases, dividend increases and other measures in an effort to boost shareholder value. This shift in corporate management's attention toward shareholders and away from bondholders suggests to us that the pendular swing in the corporate credit cycle is well underway.

STRATEGIC REVIEW: CAUTIOUS POSITIONING AND THE DOLLAR'S RISE

      In the Fund we continued to benefit from the rising rate environment through a curve-flattening trade, underweighting shorter duration securities and overweighting intermediate duration securities. Over the course of the year we reduced our overweight in Europe and maintained our exposure to select emerging market bonds, and both strategies added to the Fund's performance for the period. Otherwise, given our cautious outlook in the US, we pursued an increasingly conservative investment philosophy as the year proceeded, building an overweight to both cash and increasing our position in high quality Treasuries over the course of the year relative to the Index.

      The negative absolute return for the Fund was due primarily to the strong appreciation of the US Dollar against most other currencies. Several factors encouraged the US Dollar's rise, including the stabilization of the current account deficit, continued monetary policy tightening, strong hedge fund buying and anxiety surrounding the inflation outlook. Also in the US Dollar's favor were the relative woes of the Euro and the Japanese Yen. The Euro experienced a wave of political turmoil in 2005: German elections were inconclusive, the French and Dutch rejected the constitutional referenda and there was heavy rioting in France. As for the Yen, the Bank of Japan intervened to weaken the currency to enhance its competitiveness, particularly within the Asian region, to help sustain the country's export-driven growth agenda. Around mid-summer we moved to an overweight in the US Dollar and an underweight in the Yen and Euro, enabling us to capture some benefits from the recent dollar rally.

MARKET OUTLOOK: CONTINUED TIGHTENING IN THE US AND ABROAD

      In our view, we feel the economy should continue to grow at or slightly above trend (approximately 3.5%) and inflation could move gradually higher, as the impact of energy prices bleeds into the core number. We believe the Fed, in turn, will likely continue in its measured pace of tightening into 2006, stopping only when inflation pressures appear to be contained. Bond yields might rise in response, but the flattening in the curve, we think, will gradually

                                        2

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CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

reverse and begin to steepen, especially if there is a reduction in foreign central bank buying of US Treasuries. In spite of the difficult environment in spread product, in our view the credit environment remains fundamentally sound thanks to continued growth in corporate profitability and the build-up of cash on corporate balance sheets.

Credit Suisse Global Fixed Income Management Team

Joanne Gilbert
Kevin D. Barry
Michael E. Gray
Thanos Papasavvas
John de Garis
Sheila Huang
Richard Avidon
Philip Wubbena

      INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, REDUCED LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE
          GLOBAL FIXED INCOME FUND 1 COMMON CLASS SHARES AND THE LEHMAN
            BROTHERS TM GLOBAL AGGREGATE BOND INDEX 3 FOR TEN YEARS.

                                  [LINE GRAPH]

                          Credit Suisse Global     Lehman Brothers Global
                          Fixed Income Fund 1          Aggregate Bond
                              Common Class                Index 3
                          --------------------     ----------------------
              11/95             $10,000                   $10,000
                                $10,172                   $10,119
                                $10,331                   $10,265
                                $10,473                   $10,226
                                $10,302                   $10,132
                                $10,283                   $10,101
                                $10,466                   $10,055
                                $10,533                   $10,064
                                $10,601                   $10,183
                                $10,680                   $10,315
                                $10,788                   $10,336
                                $10,996                   $10,448
              10/96             $11,135                   $10,677
                                $11,325                   $10,844
                                $11,357                   $10,769
                                $11,409                   $10,595
                                $11,522                   $10,546
                                $11,461                   $10,447
                                $11,523                   $10,470
                                $11,607                   $10,656
                                $11,732                   $10,772
                                $11,849                   $10,821
                                $11,807                   $10,796
                                $11,913                   $11,015
              10/97             $11,772                   $11,215
                                $11,740                   $11,154
                                $11,607                   $11,177
                                $11,584                   $11,283
                                $11,707                   $11,345
                                $11,719                   $11,315
                                $11,821                   $11,456
                                $11,867                   $11,536
                                $11,867                   $11,558
                                $11,936                   $11,626
                                $11,994                   $11,870
                                $12,282                   $12,432
              10/98             $12,259                   $12,591
                                $12,490                   $12,515
                                $12,582                   $12,709
                                $12,665                   $12,658
                                $12,475                   $12,282
                                $12,618                   $12,299
                                $12,797                   $12,286
                                $12,558                   $12,107
                                $12,439                   $11,931
                                $12,367                   $12,115
                                $12,355                   $12,096
                                $12,475                   $12,245
              10/99             $12,524                   $12,226
                                $12,573                   $12,092
                                $12,631                   $12,051
                                $12,530                   $11,845
                                $12,682                   $11,823
                                $12,796                   $12,059
                                $12,667                   $11,765
                                $12,654                   $11,819
                                $12,887                   $12,119
                                $12,887                   $11,998
                                $12,979                   $11,945
                                $13,045                   $11,979
              10/00             $13,072                   $11,881
                                $13,193                   $12,086
                                $13,546                   $12,434
                                $13,769                   $12,493
                                $13,797                   $12,514
                                $13,797                   $12,258
                                $13,755                   $12,243
                                $13,839                   $12,266
                                $13,853                   $12,180
                                $13,938                   $12,459
                                $14,051                   $12,834
                                $13,924                   $12,933
              10/01             $14,093                   $13,050
                                $14,008                   $12,899
                                $13,976                   $12,629
                                $13,976                   $12,516
                                $13,947                   $12,600
                                $13,847                   $12,525
                                $14,154                   $12,896
                                $14,433                   $13,185
                                $14,625                   $13,644
                                $14,449                   $13,767
                                $14,670                   $13,992
                                $14,739                   $14,146
              10/02             $14,695                   $14,106
                                $14,814                   $14,143
                                $15,404                   $14,716
                                $15,670                   $14,882
                                $15,858                   $15,074
                                $15,944                   $15,112
                                $16,275                   $15,306
                                $16,874                   $15,850
                                $16,685                   $15,678
                                $16,178                   $15,221
                                $16,163                   $15,186
                                $16,891                   $15,916
              10/03             $16,859                   $15,827
                                $17,066                   $16,033
                                $17,633                   $16,557
                                $17,703                   $16,619
                                $17,773                   $16,704
                                $17,965                   $16,889
                                $17,298                   $16,272
                                $17,333                   $16,351
                                $17,404                   $16,399
                                $17,386                   $16,396
                                $17,757                   $16,755
                                $17,986                   $16,953
              10/04             $18,465                   $17,359
                                $19,032                   $17,819
                                $19,340                   $18,092
                                $19,114                   $17,901
                                $19,171                   $17,935
                                $18,909                   $17,718
                                $19,116                   $17,950
                                $18,814                   $17,710
                                $18,684                   $17,630
                                $18,532                   $17,489
                                $18,816                   $17,777
                                $18,534                   $17,494
              10/05             $18,267                   $17,234

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE
         GLOBAL FIXED INCOME FUND 1 ADVISOR CLASS SHARES AND THE LEHMAN BROTHERS TM GLOBAL AGGREGATE BOND INDEX 3,4 FROM INCEPTION (8/12/96).

                                  [LINE GRAPH]

                          Credit Suisse Global     Lehman Brothers Global
                          Fixed Income Fund 1          Aggregate Bond
                             Advisor Class               Index 3,4
                          --------------------     ----------------------
              08/96             $10,000                   $10,000
                                $10,018                   $10,020
                                $10,211                   $10,129
                                $10,341                   $10,351
                                $10,489                   $10,513
                                $10,522                   $10,440
                                $10,560                   $10,272
                                $10,665                   $10,223
                                $10,617                   $10,128
                                $10,665                   $10,150
                                $10,743                   $10,331
                                $10,859                   $10,443
                                $10,957                   $10,490
                                $10,918                   $10,467
                                $11,006                   $10,679
                                $10,876                   $10,873
              10/97             $10,836                   $10,814
                                $10,708                   $10,835
                                $10,688                   $10,938
                                $10,791                   $10,998
                                $10,791                   $10,970
                                $10,886                   $11,106
                                $10,928                   $11,183
                                $10,917                   $11,205
                                $10,970                   $11,271
                                $11,034                   $11,507
                                $11,279                   $12,053
                                $11,257                   $12,207
              10/98             $11,470                   $12,133
                                $11,547                   $12,321
                                $11,623                   $12,272
                                $11,438                   $11,907
                                $11,525                   $11,923
                                $11,700                   $11,911
                                $11,471                   $11,737
                                $11,362                   $11,567
                                $11,286                   $11,745
                                $11,264                   $11,726
                                $11,384                   $11,871
                                $11,416                   $11,853
              10/99             $11,460                   $11,723
                                $11,504                   $11,683
                                $11,406                   $11,483
                                $11,547                   $11,462
                                $11,645                   $11,691
                                $11,523                   $11,405
                                $11,512                   $11,458
                                $11,712                   $11,749
                                $11,712                   $11,631
                                $11,780                   $11,580
                                $11,836                   $11,613
                                $11,859                   $11,518
              10/00             $11,963                   $11,716
                                $12,287                   $12,054
                                $12,477                   $12,112
                                $12,489                   $12,132
                                $12,489                   $11,883
                                $12,453                   $11,869
                                $12,524                   $11,891
                                $12,524                   $11,808
                                $12,596                   $12,078
                                $12,692                   $12,442
                                $12,584                   $12,538
                                $12,728                   $12,652
              10/01             $12,656                   $12,505
                                $12,604                   $12,243
                                $12,604                   $12,133
                                $12,580                   $12,215
                                $12,479                   $12,143
                                $12,740                   $12,502
                                $13,000                   $12,783
                                $13,171                   $13,228
                                $12,997                   $13,347
                                $13,196                   $13,564
                                $13,251                   $13,714
                                $13,201                   $13,675
              10/02             $13,301                   $13,711
                                $13,834                   $14,267
                                $14,057                   $14,427
                                $14,228                   $14,614
                                $14,298                   $14,650
                                $14,575                   $14,838
                                $15,104                   $15,365
                                $14,928                   $15,199
                                $14,477                   $14,756
                                $14,451                   $14,722
                                $15,110                   $15,430
                                $15,070                   $15,343
              10/03             $15,256                   $15,543
                                $15,744                   $16,051
                                $15,816                   $16,111
                                $15,889                   $16,194
                                $16,063                   $16,373
                                $15,466                   $15,775
                                $15,495                   $15,852
                                $15,553                   $15,898
                                $15,539                   $15,895
                                $15,875                   $16,243
                                $16,066                   $16,435
                                $16,493                   $16,829
              10/04             $17,008                   $17,274
                                $17,278                   $17,539
                                $17,076                   $17,355
                                $17,138                   $17,388
                                $16,891                   $17,177
                                $17,078                   $17,402
                                $16,813                   $17,169
                                $16,705                   $17,092
                                $16,564                   $16,955
                                $16,815                   $17,234
                                $16,549                   $16,960
              10/05             $16,329                   $16,707

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CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE
     GLOBAL FIXED INCOME FUND 1 CLASS A SHARES 2 AND THE LEHMAN BROTHERS TM
           GLOBAL AGGREGATE BOND INDEX 3,7 FROM INCEPTION (11/30/01).

                                  [LINE GRAPH]

                          Credit Suisse Global
                          Fixed Income Fund 1      Lehman Brothers Global
                           -- Class A 2 (with          Aggregate Bond
                          maximum sales charge)          Index 3,7
                          --------------------     ----------------------
              11/01             $ 9,525                   $10,000
                                $ 9,486                   $ 9,791
                                $ 9,486                   $ 9,703
                                $ 9,466                   $ 9,768
                                $ 9,395                   $ 9,711
              04/02             $ 9,594                   $ 9,998
                                $ 9,793                   $10,222
                                $ 9,920                   $10,578
                                $ 9,800                   $10,673
                                $ 9,950                   $10,847
                                $ 9,984                   $10,967
              10/02             $ 9,954                   $10,936
                                $10,035                   $10,965
                                $10,429                   $11,409
                                $10,609                   $11,537
                                $10,737                   $11,687
                                $10,799                   $11,716
              04/03             $11,013                   $11,866
                                $11,418                   $12,288
                                $11,283                   $12,155
                                $10,940                   $11,800
                                $10,930                   $11,773
                                $11,416                   $12,339
              10/03             $11,394                   $12,270
                                $11,534                   $12,430
                                $11,910                   $12,836
                                $11,958                   $12,884
                                $12,005                   $12,950
                                $12,127                   $13,094
              04/04             $11,677                   $12,615
                                $11,701                   $12,677
                                $11,741                   $12,714
                                $11,729                   $12,711
                                $11,979                   $12,990
                                $12,127                   $13,143
              10/04             $12,450                   $13,458
                                $12,832                   $13,814
                                $13,032                   $14,026
                                $12,880                   $13,878
                                $12,918                   $13,905
                                $12,734                   $13,737
              04/05             $12,874                   $13,916
                                $12,670                   $13,730
                                $12,574                   $13,668
                                $12,472                   $13,559
                                $12,651                   $13,782
                                $12,465                   $13,563
              10/05             $12,285                   $13,361

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE
     GLOBAL FIXED INCOME FUND 1 CLASS C SHARES 2 AND THE LEHMAN BROTHERS TM
           GLOBAL AGGREGATE BOND INDEX 3,8 FROM INCEPTION (04/29/05).

                                  [LINE GRAPH]

                          Credit Suisse Global
                           Fixed Income Fund 1
                           -- Class  C 2 (with     Lehman Brothers Global
                           maximum contingent          Aggregate Bond
                          deferred sales charge)         Index 3,8
                          ---------------------    ----------------------
              04/05             $10,000                   $10,000
                                $ 9,832                   $ 9,866
              06/05             $ 9,759                   $ 9,822
                                $ 9,669                   $ 9,743
              08/05             $ 9,798                   $ 9,904
                                $ 9,646                   $ 9,746
              10/05             $ 9,412                   $ 9,601

CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                                     SINCE
                                    1 YEAR    5 YEARS   10 YEARS   INCEPTION
                                    ------    -------   --------   ---------
Common Class 5                        3.04%      7.28%      6.47%       7.10%
Advisor Class                         3.01%      6.93%        --        5.67%
Class A Without Sales Charge          2.79%        --         --        7.28%
Class A With Maximum Sales Charge    (2.13)%       --         --        5.91%
Class C Without CDSC                    --         --         --       (3.54)% 6
Class C With CDSC                       --         --         --       (4.50)% 6

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                                     SINCE
                                    1 YEAR    5 YEARS   10 YEARS   INCEPTION
                                    ------    -------   --------   ---------
Common Class 5                       (1.07)%     6.92%      6.21%       6.96%
Advisor Class                        (0.99)%     6.61%        --        5.46%
Class A Without Sales Charge         (1.32)%       --         --        6.72%
Class A With Maximum Sales Charge    (6.02)%       --         --        5.39%
Class C Without CDSC                    --         --         --       (4.93)% 6
Class C With CDSC                       --         --         --       (5.88)% 6

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was down 6.02%. Total return for Class C shares for the reporting period, based on offering price (with maximum sales charge of 1.00%), was down 5.88%.

3 The Lehman Brothers TM Global Aggregate Bond Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S.
      Aggregate TM Bond Index, the Pan-European TM Aggregate Index, the Global Treasury TM Index, the Asian-Pacific TM Aggregate Index, the
      Eurodollar TM Index and the U.S. Investment TM Grade 144A Index. Investors cannot invest directly in an index.

4 Performance for the benchmark is not available for the period beginning 8/12/96 (commencement of operations). For that reason, performance is shown for the period beginning 8/1/96.

5     Inception date 11/1/1990.

6     Returns for periods of less than one year are not annualized.

7 Performance for the benchmark is not available for the period beginning November 30, 2001 (commencement of operations). For that reason, performance is shown for the period beginning December 1, 2001.

8 Performance for the benchmark is not available for the period beginning April 29, 2005 (commencement of operations). For that reason, performance is shown for the period beginning May 1, 2005.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                   COMMON      ADVISOR
ACTUAL FUND RETURN                  CLASS       CLASS      CLASS A     CLASS C
                                  ---------   ---------   ---------   ---------
Beginning Account Value 5/01/05   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05     $  955.50   $  956.10   $  954.30   $  950.70
Expenses Paid per $1,000*         $    4.68   $    4.68   $    5.91   $    9.59

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 5/01/05   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05     $1,020.42   $1,020.47   $1,019.16   $1,015.43
Expenses Paid per $1,000*         $    4.84   $    4.84   $    6.11   $    9.91

                                   COMMON      ADVISOR
                                    CLASS       CLASS      CLASS A     CLASS C
                                  ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*             0.95%       0.95%       1.20%       1.95%

______________

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
-----------------------------------------------
    AAA                                62.7%
    AA                                 15.8%
    A                                   9.7%
    BBB                                 9.1%
    BB                                  1.4%
    CCC                                 0.4%
    NR                                  0.0%
                                      ------
      Subtotal                         99.1%
    Short-Term Investments              0.9%
                                      ------
    Total                             100.0%
                                      ======

______________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------


       PAR 1                                                    RATINGS+
       (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
       -----                                                  -------------     --------     -----     -------------
BONDS (100.1%)
AUSTRALIA (0.5%)
SOVEREIGN (0.5%)
$      860    Queensland Treasury Corp., Series 15G,
                Global Government Guaranteed Notes             (AAA , Aaa)      10/14/15     6.000     $     660,643
                                                                                                       -------------
TOTAL AUSTRALIA                                                                                              660,643
                                                                                                       -------------
AUSTRIA (1.1%)
BANKS (1.1%)
160,000(A)    Osterreichische Kontrollbank AG, Global
                Government Guaranteed Notes                    (AAA , Aaa)      03/22/10     1.800         1,439,113
                                                                                                       -------------
TOTAL AUSTRIA                                                                                              1,439,113
                                                                                                       -------------
BELGIUM (2.7%)
SOVEREIGN (2.7%)
     1,000    Kingdom of Belgium                               (AA+ , Aa1)      03/28/09     3.750         1,233,933
     1,500    Kingdom of Belgium                               (AA+ , Aa1)      03/28/28     5.500         2,263,172
                                                                                                       -------------
TOTAL BELGIUM                                                                                              3,497,105
                                                                                                       -------------
BERMUDA (0.1%)
INSURANCE (0.1%)
    130(B)    Everest Reinsurance Holdings, Notes               (A- , A3)       10/15/14     5.400           126,822
                                                                                                       -------------
TOTAL BERMUDA                                                                                                126,822
                                                                                                       -------------
CANADA (1.5%)
OIL & GAS (0.2%)
     65(B)    Canadian Natural Resources, Ltd., Yankee
                Notes                                         (BBB+ , Baa1)     07/15/11     6.700            69,637
    155(B)    Nexen, Inc., Yankee Notes                       (BBB- , Baa2)     03/10/35     5.875           148,013
                                                                                                       -------------
                                                                                                             217,650
                                                                                                       -------------
PIPELINES (0.1%)
     75(B)    Trans-Canada Pipelines, Ltd., Yankee Bonds        (A- , A2)       01/15/15     4.875            73,048
                                                                                                       -------------
SOVEREIGN (1.2%)
180,000(A)    Government of Canada                             (AAA , Aaa)      03/23/09     1.900         1,617,152
                                                                                                       -------------
TOTAL CANADA                                                                                               1,907,850
                                                                                                       -------------
CHILE (0.1%)
ELECTRIC (0.1%)
    125(B)    Compania Nacional de Transmision
                Electrica SA, Global Senior Notes              (A- , Baa1)      04/15/11     7.875           138,942
                                                                                                       -------------
TOTAL CHILE                                                                                                  138,942
                                                                                                       -------------
DENMARK (1.0%)
ELECTRIC (1.0%)
  1,000(C)    Elsam A/S, Senior Notes                          (BBB+ , NR)      06/21/11     4.625         1,270,005
                                                                                                       -------------
TOTAL DENMARK                                                                                              1,270,005
                                                                                                       -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


       PAR 1                                                    RATINGS+
       (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
       -----                                                  -------------     --------     -----     -------------
BONDS
FINLAND (1.7%)
SOVEREIGN (1.7%)
$    1,900    Republic of Finland, Senior Unsubordinated
                Notes                                          (AAA , Aaa)      07/04/06     2.750     $   2,281,512
                                                                                                       -------------
TOTAL FINLAND                                                                                              2,281,512
                                                                                                       -------------
FRANCE (9.3%)
DIVERSIFIED FINANCIALS (0.9%)
     1,000    Banque Psa Finance, Series EMTN, Notes            (A- , A2)       01/30/07     4.875         1,229,295
                                                                                                       -------------
SOVEREIGN (5.1%)
     4,400    Government of France                             (AAA , Aaa)      04/25/07     5.500         5,489,256
     1,000    Government of France                             (AAA , Aaa)      07/12/10     2.500         1,173,834
                                                                                                       -------------
                                                                                                           6,663,090
                                                                                                       -------------
TELECOMMUNICATIONS (1.7%)
     1,152    France Telecom SA, Series EMTN, Senior
                Unsubordinated Notes                            (A- , A3)       12/23/09     7.000         1,577,653
       500    Lafarge SA, Series EMTN, Notes                  (BBB , Baa2)      07/16/14     5.000           645,136
                                                                                                       -------------
                                                                                                           2,222,789
                                                                                                       -------------
WATER (1.6%)
     1,100    Suez SA, Bonds                                    (A- , A2)       10/13/09     5.875         1,448,273
       500    Veolia Environnement, Series EMTN,
                Senior Notes                                   (BBB , A3)       06/27/08     5.875           642,658
                                                                                                       -------------
                                                                                                           2,090,931
                                                                                                       -------------
TOTAL FRANCE                                                                                              12,206,105
                                                                                                       -------------
GERMANY (11.6%)
BANKS (3.9%)
285,000(A)    Landwirtschaftliche Rentenbank, Series EMTN,
                Foreign Government Guaranteed Notes            (AAA , Aaa)      09/30/08     0.650         2,466,797
300,000(A)    Landwirtschaftliche Rentenbank, Series EMTN,
                Unsubordinated Notes                           (AAA , Aaa)      04/25/13     1.375         2,596,136
                                                                                                       -------------
                                                                                                           5,062,933
                                                                                                       -------------
DIVERSIFIED FINANCIALS (0.9%)
     1,000    Nuernberger Hypothekenbank AG,
                Series 395, Bonds                              (AAA , Aaa)      01/23/07     5.000         1,232,127
                                                                                                       -------------
SOVEREIGN (6.8%)
     1,300    Federal Republic of Germany                      (AAA , Aaa)      01/04/07     6.000         1,618,551
     1,400    Federal Republic of Germany                      (AAA , Aaa)      01/04/12     5.000         1,853,202
     4,200    Federal Republic of Germany                      (AAA , Aaa)      01/04/13     4.500         5,446,756
                                                                                                       -------------
                                                                                                           8,918,509
                                                                                                       -------------
TOTAL GERMANY                                                                                             15,213,569
                                                                                                       -------------
IRELAND (1.9%)
ASSET BACKED SECURITIES (1.0%)
  1,350(B)    Pure Mortgages, Series 2004-1A, Class A#          (AAA , Aaa)     02/28/34     4.160         1,340,719
                                                                                                       -------------
BANKS (0.9%)
     1,000    Depfa ACS Bank, Rule 144A++                       (AAA , Aaa)     04/15/08     3.250         1,210,750
                                                                                                       -------------
TOTAL IRELAND                                                                                              2,551,469
                                                                                                       -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


       PAR 1                                                    RATINGS+
       (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
       -----                                                  -------------     --------     -----     -------------
BONDS
ITALY (5.4%)
BANKS (0.4%)
$      500    Unicredito Italian Capital Trust III,
                Company Guaranteed Bonds
                (Callable 10/27/15 @ $100.00)#                  (A , A1)        10/27/49     4.028     $     583,783
                                                                                                       -------------
SOVEREIGN (5.0%)
     3,000    Republic of Italy                                (AA- , Aa2)      02/01/06     2.750         3,597,248
     1,000    Republic of Italy                                (AA- , Aa2)      05/01/09     4.500         1,262,842
190,000(A)    Republic of Italy                                (AA- , Aa2)      02/23/10     1.800         1,706,499
                                                                                                       -------------
                                                                                                           6,566,589
                                                                                                       -------------
TOTAL ITALY                                                                                                7,150,372
                                                                                                       -------------
JAPAN (3.0%)
BANKS (1.6%)
   250,000    Japan Bank Foreign International Cooperative,
                Government Guaranteed Notes                    (AA- , Aaa)      03/19/08     0.350         2,151,070
                                                                                                       -------------
ELECTRIC (0.9%)
 10,000(C)    Tokyo Electric Power Company, Inc.,
                Euro Notes                                     (AA- , Aa3)      03/27/07     5.125         1,237,364
                                                                                                       -------------
SOVEREIGN (0.5%)
    80,000    Development Bank of Japan, Global
                Government Guaranteed Notes                    (AA- , Aa1)      06/20/23     1.050           592,471
                                                                                                       -------------
TOTAL JAPAN                                                                                                3,980,905
                                                                                                       -------------
LUXEMBOURG (1.3%)
MISCELLANEOUS MANUFACTURING (0.1%)
    100(B)    Tyco International Group SA, Yankee
                Company Guaranteed Notes                      (BBB+ , Baa3)     10/15/11     6.375           105,196
                                                                                                       -------------
MULTI-NATIONAL (0.7%)
110,000(A)    European Investment Bank                         (AAA , Aaa)      06/20/17     1.400           920,396
                                                                                                       -------------
TELECOMMUNICATIONS (0.5%)
       500    SES Global, Company Guaranteed Notes            (BBB+ , Baa2)     11/19/08     4.500           620,638
                                                                                                       -------------
TOTAL LUXEMBOURG                                                                                           1,646,230
                                                                                                       -------------
MALAYSIA (0.3%)
OIL & GAS (0.3%)
    320(B)    Petroliam Nasional Berhad, Rule 144A, Bonds++     (A- , A1)       08/15/15     7.750           379,240
                                                                                                       -------------
TOTAL MALAYSIA                                                                                               379,240
                                                                                                       -------------
NETHERLANDS (7.9%)
INSURANCE (1.0%)
     1,000    Allianz Finance BV, Company
                Guaranteed Notes                               (AA- , Aa3)      07/30/07     5.750         1,259,844
                                                                                                       -------------
SOVEREIGN (5.6%)
     3,290    Government of the Netherlands                    (AAA , Aaa)      07/15/09     3.750         4,067,578
     2,500    Government of the Netherlands                    (AAA , Aaa)      07/15/12     5.000         3,320,150
                                                                                                       -------------
                                                                                                           7,387,728
                                                                                                       -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


       PAR 1                                                    RATINGS+
       (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
       -----                                                  -------------     --------     -----     -------------
BONDS
NETHERLANDS
TELECOMMUNICATIONS (1.3%)
$   280(B)    Deutsche Telekom International Finance BV,
                Global Company Guaranteed Notes                 (A- , A3)       06/15/30     8.250     $     348,221
     1,100    Olivetti Finance NV, Series EMTN, Company
                Guaranteed Notes                              (BBB+ , Baa2)     01/24/08     5.875         1,399,865
                                                                                                       -------------
                                                                                                           1,748,086
                                                                                                       -------------
TOTAL NETHERLANDS                                                                                         10,395,658
                                                                                                       -------------
NORWAY (1.2%)
DIVERSIFIED FINANCIALS (1.2%)
180,000(A)    Eksportfinans ASA, Global Bonds                  (AA+ , Aaa)      06/21/10     1.800         1,608,930
                                                                                                       -------------
TOTAL NORWAY                                                                                               1,608,930
                                                                                                       -------------
SPAIN (3.4%)
BANKS (1.8%)
     1,500    Banco Bilbao Vizcaya Argentaria SA, Notes        (NR , Aaa)       02/25/15     3.500         1,798,311
       460    BBVA International Preferred SA
                Unipersonal, Bank Guaranteed Bonds
                (Callable 09/22/15 @ $100.00)#                  (A- , A1)       09/29/49     3.798           530,910
                                                                                                       -------------
                                                                                                           2,329,221
                                                                                                       -------------
SOVEREIGN (1.6%)
     1,400    Kingdom of Spain                                 (AAA , Aaa)      03/31/07     7.350         1,787,626
       250    Kingdom of Spain                                 (AAA , Aaa)      07/30/32     5.750           397,952
                                                                                                       -------------
                                                                                                           2,185,578
                                                                                                       -------------
TOTAL SPAIN                                                                                                4,514,799
                                                                                                       -------------
SWEDEN (0.7%)
TELECOMMUNICATIONS (0.7%)
       650    Vattenfall Treasury AB, Series EMTN,
                Company Guaranteed Notes                        (A- , A2)       04/29/24     5.375           890,122
                                                                                                       -------------
TOTAL SWEDEN                                                                                                 890,122
                                                                                                       -------------
UNITED KINGDOM (6.4%)
AGRICULTURE (0.9%)
  1,000(C)    BAT International Finance PLC, Series EMTN,
                Company Guaranteed Notes                      (BBB+ , Baa1)     06/29/12     3.625         1,179,900
                                                                                                       -------------
BANKS (0.3%)
    400(B)    Royal Bank of Scotland Group PLC,
                Series 3, Global Bonds
                (Callable 12/31/05 @ $100.00)                   (A , A1)        11/29/49     7.816           402,342
                                                                                                       -------------
SOVEREIGN (5.2%)
     2,000    UK Treasury Bonds                                (AAA , Aaa)      03/07/08     5.000         3,595,696
     1,650    UK Treasury Bonds                                (AAA , Aaa)      03/07/25     5.000         3,186,867
                                                                                                       -------------
                                                                                                           6,782,563
                                                                                                       -------------
TOTAL UNITED KINGDOM                                                                                       8,364,805
                                                                                                       -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


       PAR 1                                                    RATINGS+
       (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
       -----                                                  -------------     --------     -----     -------------
BONDS
UNITED STATES (39.0%)
AEROSPACE & DEFENSE (0.2%)
$      285    Goodrich Corp., Notes                           (BBB- , Baa3)     04/15/08     7.500     $     299,402
                                                                                                       -------------
ASSET BACKED SECURITIES (6.4%)
     1,036    Asset Backed Funding Certificates,
                Series 2005-AQ1, Class A4#                     (AAA , Aaa)      06/25/35     5.010         1,011,395
       795    Asset Backed Funding Certificates,
                Series 2005-AQ1, Class M1#                      (AA , Aa)       06/25/35     5.240           772,074
     1,190    CDC Mortgage Capital Trust,
                Series 2003-HE4, Class M2#                      (A , A2)        03/25/34     5.688         1,216,126
       835    CIT Group Home Equity Loan Trust,
                Series 2003-1, Class M1                        (AA , Aa2)       10/20/32     4.670           817,600
     1,225    Countrywide Asset-Backed Certificates,
                Series 2005-4, Class MF2                       (AA , Aa2)       10/25/35     5.136         1,195,437
       975    DaimlerChrysler Auto Trust, Series 2004-B,
                Class A4                                       (AAA , Aaa)      10/08/09     3.710           957,328
       735    First Franklin Mortgage Loan Asset-Backed
                Certificates, Series 2005-FF5, Class A2B#      (AAA , Aaa)      03/25/35     4.268           734,885
       505    Ixis Real Estate Capital Trust,
                Series 2005-HE2, Class M1#                     (AA , Aa1)       09/25/35     4.468           506,436
     1,086    MBNA Credit Card Master Note Trust,
                Series 2002-C1, Class C1                      (BBB , Baa2)      07/15/14     6.800         1,163,717
                                                                                                       -------------
                                                                                                           8,374,998
                                                                                                       -------------
BANKS (0.8%)
       210    Bank of America Corp., Global Notes ss.          (AA- , Aa2)      10/01/10     4.250           203,258
       330    Bank of America Corp., Global Senior Notes       (AA- , Aa2)      01/15/08     3.875           323,935
       140    Bank of America Corp., Rule 144A,
                Company Guaranteed Notes
                (Callable 12/31/06 @ $104.04)++                 (A , Aa3)       12/31/26     8.070           149,720
       380    Bank of New York Company, Inc.,
                Senior Subordinated Notes
                (Callable 03/15/08 @ $100.00)#                  (A , A1)        03/15/13     3.400           366,063
                                                                                                       -------------
                                                                                                           1,042,976
                                                                                                       -------------
DIVERSIFIED FINANCIALS (1.9%)
       215    Citigroup, Inc., Global Subordinated Notes       (A+ , Aa2)       09/15/14     5.000           210,919
       185    Ford Motor Credit Co., Global Notes             (BB+ , Baa3)      01/25/07     6.500           182,858
       100    Ford Motor Credit Co., Global Notes             (BB+ , Baa3)      01/15/10     5.700            90,069
        75    Ford Motor Credit Co., Global Notes ss.         (BB+ , Baa3)      10/01/13     7.000            68,746
       475    General Electric Capital Corp., Series MTNA,
                Global Notes                                   (AAA , Aaa)      06/15/12     6.000           500,292
        60    General Motors Acceptance Corp.,
                Global Notes ss.                               (BB , Ba1)       12/01/14     6.750            57,469
       230    Goldman Sachs Group, Inc., Global Notes          (A+ , Aa3)       01/15/15     5.125           224,731
       190    MBNA America Bank, Rule 144A,
                Subordinated Notes++                          (BBB , Baa2)      03/15/08     6.750           197,719
       200    Merrill Lynch & Company, Inc., Series MTNB,
                Notes                                          (A+ , Aa3)       03/10/06     2.470           198,652
       675    Toll Brothers Finance Corp., Global
                Company Guaranteed Notesss.                   (BBB- , Baa3)     11/15/12     6.875           715,339
                                                                                                       -------------
                                                                                                           2,446,794
                                                                                                       -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


       PAR 1                                                    RATINGS+
       (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
       -----                                                  -------------     --------     -----     -------------
BONDS
UNITED STATES
ELECTRIC (0.6%)
$       84    American Electric Power Company, Inc.,
                Series A, Global Notes                        (BBB , Baa2)      05/15/06     6.125     $      84,550
        70    Constellation Energy Group, Inc., Notes         (BBB , Baa1)      04/01/07     6.350            71,344
       100    Dominion Resources, Inc., Series A, Notes       (BBB+ , Baa1)     11/15/06     3.660            98,796
       170    FPL Group Capital, Inc., Notes                    (A- , A2)       02/16/07     4.086           168,513
       130    PacifiCorp, First Mortgage Notes                  (A- , A3)       11/15/11     6.900           142,131
       230    TXU Corp., Global Senior Notes ss.               (BB+ , Ba1)      11/15/14     5.550           212,571
                                                                                                       -------------
                                                                                                             777,905
                                                                                                       -------------
ENTERTAINMENT (0.1%)
       130    AMC Entertainment, Inc., Senior
                Subordinated Notes
                (Callable 02/01/06 @ $101.58)                  (CCC+ , B3)      02/01/11     9.500           123,825
                                                                                                       -------------
ENVIRONMENTAL CONTROL (0.3%)
       265    Waste Management, Inc., Global
                Company Guaranteed Notes                      (BBB , Baa3)      05/15/32     7.750           319,915
                                                                                                       -------------
GAS (0.1%)
       135    Sempra Energy, Notes                            (BBB+ , Baa1)     12/01/05     6.950           135,254
                                                                                                       -------------
HOME BUILDERS (1.6%)
     1,160    D.R. Horton, Inc., Senior Notes                  (BB+ , Ba1)      02/15/15     5.250         1,065,110
     1,100    Lennar Corp., Rule 144A, Senior
                Unsecured Notes++                             (BBB , Baa3)      05/31/15     5.600         1,055,572
                                                                                                       -------------
                                                                                                           2,120,682
                                                                                                       -------------
INSURANCE (1.8%)
       275    American International Group, Inc.,
                Global Notes#                                  (AA , Aa2)       05/15/13     4.250           259,331
       290    Berkshire Hathaway Finance Corp.,
                Global Company Guaranteed Notes                (AAA , Aaa)      01/15/10     4.125           281,798
200,000(A)    GE Financial Assurance Holdings, Inc.,
                Global Notes                                    (A , A2)        06/20/11     1.600         1,714,177
        80    Nationwide Mutual Insurance Co.,
                Rule 144A, Bonds
                (Callable 04/15/14 @ $100.00)++ ss.             (A- , A2)       04/15/34     6.600            79,136
                                                                                                       -------------
                                                                                                           2,334,442
                                                                                                       -------------
INVESTMENT COMPANY (0.1%)
       125    Frank Russell Co., Rule 144A, Company
                Guaranteed Notes++                             (AAA , Aa1)      01/15/09     5.625           128,092
                                                                                                       -------------
LODGING (0.0%)
        21    Windsor Woodmont Black Hawk, Series B,
                First Mortgage Notes0                           (NR , NR)       03/15/05     13.000            2,875
                                                                                                       -------------
MEDIA (0.4%)
       250    CCO Holdings LLC, Global Senior Notes
                (Callable 11/15/08 @ $104.38) ss.              (CCC- , B3)      11/15/13     8.750           241,875
       150    Cox Communications, Inc., Global Notes          (BBB- , Baa3)     12/15/14     5.450           145,951
        90    Time Warner, Inc., Global Company
                Guaranteed Notes                              (BBB+ , Baa1)     04/15/31     7.625           101,780
                                                                                                       -------------
                                                                                                             489,606
                                                                                                       -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


       PAR 1                                                    RATINGS+
       (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
       -----                                                  -------------     --------     -----     -------------
BONDS
UNITED STATES
MINING (0.3%)
$      455    Phelps Dodge Corp., Senior Notes                (BBB , Baa2)      03/15/34     6.125     $     439,545
                                                                                                       -------------
MISCELLANEOUS MANUFACTURING (0.2%)
       245    Textron, Inc., Senior Notes                       (A- , A3)       08/01/10     4.500           239,891
                                                                                                       -------------
MORTGAGE BACKED SECURITIES (21.3%)
     1,454    Bank of America Mortgage Securities,
                Series 2005-F, Class 2A2#                      (AAA , Aaa)      07/25/35     5.031         1,440,833
     1,650    Citigroup/Deutsche Bank Commerical
                Mortgage, Series 2005-CD1, Class A4            (AAA , Aaa)      09/15/20     5.224         1,651,412
400,000(A)    Fannie Mae Global Senior Notes                   (AAA , Aaa)      10/09/07     2.125         3,556,851
       428    Fannie Mae Pool #703337++++                      (AAA , Aaa)      04/01/33     5.500           422,724
     1,093    Fannie Mae Pool #725248++++                      (AAA , Aaa)      03/01/34     5.000         1,056,154
     1,009    Fannie Mae Pool #733035++++                      (AAA , Aaa)      08/01/33     4.500           945,379
       775    Federal Home Loan Bank++++                       (AAA , Aaa)      09/17/10     4.375           761,764
       915    FNMA TBA                                         (AAA , Aaa)      11/01/35     5.500           902,490
     2,140    FNMA TBA                                         (AAA , Aaa)      11/01/35     6.000         2,157,889
  1,000(C)    Freddie Mac, Global Unsubordinated Notes         (AAA , Aaa)      01/15/14     4.375         1,281,772
       650    Freddie Mac Global Bonds++++                     (AAA , Aaa)      06/18/14     5.250           666,386
       805    Freddie Mac Global Notes++++                     (AAA , Aaa)      11/15/13     4.875           804,874
       555    Freddie Mac Global Notes++++                     (AAA , Aaa)      07/15/32     6.250           645,871
     1,325    GMAC Commercial Mortgage Securities, Inc.,
                Series 1997-C2, Class B,
                Subordindated Bonds++++                        (AAA , Aaa)      04/15/29     6.703         1,366,687
     1,460    GS Mortgage Securities Corp. II,
                Series 2005-GG4, Class A4++++                  (AAA , Aaa)      07/10/39     4.761         1,402,770
       421    JPMorgan Chase Commercial Mortgage
                Securities Corp., Series 2004-CB9, Class A1    (AAA , Aaa)      06/12/41     3.475           409,353
     2,985    LB-UBS Commercial Mortgage Trust,
                Series 2005-C3, Class AM                       (AAA , Aaa)      07/15/40     4.794         2,865,286
       975    Master Specialized Loan Trust,
                Series 2005-3 Class A2                         (AAA , Aaa)      11/25/35     5.704           975,000
     1,755    Residential Funding Mortgage Securities I,
                Series 2005-SA5, Class 2A#                     (AAA , Aaa)      10/25/35     5.356         1,761,033
     1,530    Washington Mutual, Series 2005-AR14,
                Class 1A4^^                                    (AAA , Aaa)      12/25/35     5.086         1,524,741
     1,401    Wells Fargo Mortgage Backed Securities
                Trust, Series 2005-AR16, Class 6A3^^#          (AAA , Aaa)      10/25/35     5.002         1,389,945
                                                                                                       -------------
                                                                                                          27,989,214
                                                                                                       -------------
OIL & GAS (0.7%)
       235    Amerada Hess Corp., Notes                       (BBB- , Ba1)      08/15/31     7.300           266,206
       175    Enterprise Products Operating LP,
                Series B, Global Senior Notes                 (BB+ , Baa3)      10/15/34     6.650           175,776
       320    Pemex Project Funding Master Trust,
                Rule 144A, Company Guaranteed Notes#++        (BBB , Baa1)      06/15/10     5.170           332,320
       155    XTO Energy, Inc., Notes                         (BBB- , Baa3)     06/30/15     5.300           153,417
                                                                                                       -------------
                                                                                                             927,719
                                                                                                       -------------
PIPELINES (0.1%)
       145    Kinder Morgan Energy Partners LP, Notes ss.     (BBB+ , Baa1)     11/15/14     5.125           140,915
                                                                                                       -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


       PAR 1                                                    RATINGS+
       (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
       -----                                                  -------------     --------     -----     -------------
BONDS
UNITED STATES
TELECOMMUNICATIONS (0.5%)
$      150    ALLTEL Corp., Notes                               (A , A2)        05/17/07     4.656     $     149,325
       275    Motorola, Inc., Notes                           (BBB+ , Baa2)     11/16/07     4.608           273,762
        80    Sprint Capital Corp., Global Company
                Guaranteed Notes                               (A- , Baa2)      03/15/32     8.750           103,785
       160    Verizon Wireless Capital LLC, Global Notes        (A+ , A3)       12/15/06     5.375           160,926
                                                                                                       -------------
                                                                                                             687,798
                                                                                                       -------------
TRANSPORTATION (0.1%)
       125    Horizon Lines LLC, Global
                Company Guaranteed Notes
                (Callable 11/01/08 @ $104.50)                  (CCC+ , B3)      11/01/12     9.000           133,281
                                                                                                       -------------
UNITED STATES TREASURY OBLIGATIONS (1.5%)
     1,040    Treasury Inflation-Index Notes ss.               (AAA , Aaa)      04/15/32     3.375         1,329,110
       579    United States Treasury Bonds ss.                 (AAA , Aaa)      02/15/31     5.375           631,653
                                                                                                       -------------
                                                                                                           1,960,763
                                                                                                       -------------
TOTAL UNITED STATES                                                                                       51,115,892
                                                                                                       -------------

TOTAL BONDS (Cost $131,016,686)                                                                          131,340,088
                                                                                                       -------------

  NUMBER OF
    SHARES
  ---------
SHORT-TERM INVESTMENTS (3.4%)
 3,334,536    State Street, Navigator Prime Fundss.ss.                                                     3,334,536

      PAR
     (000)
     -----
$    1,044    State Street Bank and Trust Co. Euro
                Time Deposit^^                                                  11/01/05     2.850         1,044,000
       125    United States Treasury Bills++++                                  11/03/05     3.264           124,977
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,503,513)                                                             4,503,513
                                                                                                       -------------

TOTAL INVESTMENTS AT VALUE (103.5%) (Cost $135,520,199)                                                  135,843,601

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.5%)                                                             (4,603,433)
                                                                                                       -------------

NET ASSETS (100.0%)                                                                                    $ 131,240,168
                                                                                                       =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


                            INVESTMENT ABBREVIATIONS
                          EMTN = Euro Medium Term Note
                        MTNA = Medium Term Note, Series A
                        MTNB = Medium Term Note, Series B
                             TBA = To be Announced.
                                 NR = Not Rated

--------------------------------------------------------------------------------

1 Unless otherwise indicated below, all securities are denominated in currency of the issuer's country of origin.

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $3,532,548 or 2.7% of net assets.

# Variable rate obligations -- The interest rate shown is the rate as of October 31, 2005.

0         Bond is currently in default.

++++      Collateral segregated for futures contracts.

^^        Collateral segregated for TBA securities.

ss.       Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

(A)       Denominated in Japanese Yen.

(B)       Denominated in U.S. Dollar.

(C)       Denominated in Euro.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------


ASSETS
    Investments at value, including collateral for securities
        on loan of $3,334,536 (Cost $135,520,199) (Note 2)                            $    135,843,601 1
    Cash                                                                                     2,741,606
    Foreign currency at value (Cost $174,837)                                                  173,752
    Interest receivable                                                                      1,810,920
    Receivable for investments sold                                                          1,486,161
    Unrealized appreciation on forward currency contracts (Note 2)                           4,102,050
    Receivable for fund shares sold                                                            154,339
    Prepaid expenses and other assets                                                           42,492
                                                                                      ----------------
        Total Assets                                                                       146,354,921
                                                                                      ----------------
LIABILITIES
    Advisory fee payable (Note 3)                                                               52,665
    Administrative services fee payable (Note 3)                                                19,018
    Distribution fee payable (Note 3)                                                            4,091
    Payable for investments purchased                                                        8,065,728
    Payable upon return of securities loaned (Note 2)                                        3,334,536
    Unrealized depreciation on forward currency contracts (Note 2)                           3,471,837
    Payable for fund shares redeemed                                                            79,603
    Directors' fee payable                                                                       5,502
    Variation margin payable (Note 2)                                                            1,250
    Other accrued expenses payable                                                              80,523
                                                                                      ----------------
        Total Liabilities                                                                   15,114,753
                                                                                      ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                    13,697
    Paid-in capital (Note 6)                                                               151,946,979
    Accumulated net investment loss                                                         (3,882,259)
    Accumulated net realized loss on investments, futures transactions,
        options written, swap contracts and foreign currency transactions                  (17,725,675)
    Net unrealized appreciation from investments, futures transactions,
        and foreign currency translations                                                      887,426
                                                                                      ----------------
        Net Assets                                                                    $    131,240,168
                                                                                      ================
COMMON SHARES
    Net assets                                                                        $    114,696,971
    Shares outstanding                                                                      11,968,851
                                                                                      ----------------
    Net asset value, offering price, and redemption price per share                   $           9.58
                                                                                      ================
ADVISOR SHARES
    Net assets                                                                        $         10,679
    Shares outstanding                                                                           1,030
                                                                                      ----------------
    Net asset value, offering price, and redemption price per share                   $          10.37
                                                                                      ================


--------------------------------------------------------------------------------
1     Including $3,267,502 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


A SHARES
    Net assets                                                                        $     15,787,611
    Shares outstanding                                                                       1,649,209
                                                                                      ----------------
    Net asset value and redemption price per share                                    $           9.57
                                                                                      ================
    Maximum offering price per share (net asset value/(1-4.75%))                      $          10.05
                                                                                      ================
C SHARES
    Net Assets                                                                        $        744,907
    Shares outstanding                                                                          77,843
                                                                                      ----------------
    Net asset value, offering price, and redemption price per share                   $           9.57
                                                                                      ================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME (NOTE 2)
    Interest                                                                          $      5,299,000
    Dividends                                                                                   21,792
    Securities lending                                                                           8,165
                                                                                      ----------------
      Total investment income                                                                5,328,957
                                                                                      ----------------
EXPENSES
    Investment advisory fees (Note 3)                                                        1,478,343
    Administrative services fees (Note 3)                                                      276,330
    Distribution fees (Note 3)
      Class A                                                                                   30,418
      Class C                                                                                    2,189
    Transfer agent fees (Note 3)                                                               311,432
    Custodian fees                                                                              72,898
    Registration fees                                                                           58,382
    Legal fees                                                                                  45,688
    Printing fees (Note 3)                                                                      41,656
    Audit fees                                                                                  28,051
    Directors' fees                                                                             17,762
    Insurance expense                                                                            5,904
    Commitment fees (Note 4)                                                                     3,758
    Interest expense (Note 4)                                                                      230
    Miscellaneous expense                                                                       10,363
                                                                                      ----------------
      Total expenses                                                                         2,383,404
    Less: fees waived (Note 3)                                                                (946,370)
                                                                                      ----------------
      Net expenses                                                                           1,437,034
                                                                                      ----------------
        Net investment income                                                                3,891,923
                                                                                      ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                       5,133,848
    Net realized gain from futures contracts                                                   691,603
    Net realized gain from options written                                                     267,736
    Net realized loss from swap contracts                                                       (7,404)
    Net realized loss on foreign currency transactions                                      (1,112,345)
    Net change in unrealized appreciation (depreciation) from investments                  (10,818,479)
    Net change in unrealized appreciation (depreciation) from futures contracts               (120,748)
    Net change in unrealized appreciation (depreciation) from options written                  (20,024)
    Net change in unrealized appreciation (depreciation) from swap contracts                    (6,637)
    Net change in unrealized appreciation (depreciation) from foreign currency
     translations                                                                              254,051
                                                                                      ----------------
    Net realized and unrealized loss from investments, futures contracts,
      options written, swap contracts and foreign currency related items                    (5,738,399)
                                                                                      ----------------
    Net decrease in net assets resulting from operations                              $     (1,846,476)
                                                                                      ================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                        FOR THE YEAR        FOR THE YEAR
                                                                                           ENDED               ENDED
                                                                                      OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                                      ----------------    ----------------
FROM OPERATIONS
  Net investment income                                                               $      3,891,923    $      3,503,576
  Net realized gain from investments, futures contracts,
    options written, swap contracts and foreign currency transactions                        4,973,438           4,204,635
  Net change in unrealized appreciation (depreciation) from investments, futures contracts, options written, swap contracts and
    foreign currency translations                                                          (10,711,837)          4,312,046
                                                                                      ----------------    ----------------
    Net increase (decrease) in net assets resulting from operations                         (1,846,476)         12,020,257
                                                                                      ----------------    ----------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                                     (9,895,636)        (14,011,688)
    Advisor Class shares                                                                          (751)             (1,152)
    Class A shares                                                                            (576,802)           (220,507)
    Class C shares                                                                              (2,817)                 --
                                                                                      ----------------    ----------------
    Net decrease in net assets resulting from dividends                                    (10,476,006)        (14,233,347)
                                                                                      ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Proceeds from sale of shares                                                              69,605,805          60,555,684
  Reinvestment of dividends                                                                  8,829,895          13,262,828
  Net asset value of shares redeemed                                                       (69,366,738)        (73,458,503)
                                                                                      ----------------    ----------------
    Net increase in net assets from capital share transactions                               9,068,962             360,009
                                                                                      ----------------    ----------------
  Net decrease in net assets                                                                (3,253,520)         (1,853,081)
NET ASSETS
  Beginning of year                                                                        134,493,688         136,346,769
                                                                                      ----------------    ----------------
  End of year                                                                         $    131,240,168    $    134,493,688
                                                                                      ================    ================
Accumulated net investment loss                                                       $     (3,882,259)   $     (2,535,117)
                                                                                      ================    ================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                     -----------------------------------------------------------------
                                                       2005          2004          2003          2002 1         2001
                                                     ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
   Net asset value, beginning of year                $   10.42     $   10.59     $    9.90     $    9.99     $    9.71
                                                     ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
   Net investment income                                  0.27 2        0.27 2        0.28 2        0.38 2        0.53
   Net gain (loss) on investments, futures
     contracts, options written, swap contracts
     and foreign currency related items
     (both realized and unrealized)                      (0.34)         0.70          1.11          0.03          0.21
                                                     ---------     ---------     ---------     ---------     ---------
       Total from investment operations                  (0.07)         0.97          1.39          0.41          0.74
                                                     ---------     ---------     ---------     ---------     ---------
LESS DIVIDENDS
   Dividends from net investment income                  (0.77)        (1.14)        (0.70)        (0.50)        (0.46)
                                                     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                         $    9.58     $   10.42     $   10.59     $    9.90     $    9.99
                                                     =========     =========     =========     =========     =========

       Total return 3                                    (1.07)%        9.63%        14.73%         4.27%         7.81%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (000s omitted)            $ 114,697     $ 128,816     $ 134,903     $ 108,535     $ 118,876
     Ratio of expenses to average net assets              0.95%         0.95%         0.95%         0.95%         0.95%
     Ratio of net investment income
       to average net assets                              2.66%         2.67%         2.69%         3.89%         5.15%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements               0.64%         0.70%         0.76%         0.77%         0.58%
   Portfolio turnover rate                                 230%          224%          239%          150%          144%


--------------------------------------------------------------------------------
1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.87% to 3.89%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                     -----------------------------------------------------------------
                                                       2005          2004          2003          2002 1         2001
                                                     ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
   Net asset value, beginning of year                $   11.21     $   11.32     $   10.54     $   10.62     $   10.28
                                                     ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
   Net investment income                                  0.29 2        0.29 2        0.24 2        0.36 2        0.51
   Net gain (loss) on investments, futures
     contracts, options written, swap contracts
     and foreign currency related items
     (both realized and unrealized)                      (0.36)         0.74          1.19          0.02          0.22
                                                     ---------     ---------     ---------     ---------     ---------
       Total from investment operations                  (0.07)         1.03          1.43          0.38          0.73
                                                     ---------     ---------     ---------     ---------     ---------
LESS DIVIDENDS
   Dividends from net investment income                  (0.77)        (1.14)        (0.65)        (0.46)        (0.39)
                                                     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                         $   10.37     $   11.21     $   11.32     $   10.54     $   10.62
                                                     =========     =========     =========     =========     =========

       Total return 3                                    (0.99)%        9.54%        14.16%         3.71%         7.32%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (000s omitted)            $      11     $      11     $      11     $      56     $     114
     Ratio of expenses to average net assets              0.95%         0.95%         1.45%         1.45%         1.46%
     Ratio of net investment income
       to average net assets                              2.66%         2.67%         2.22%         3.50%         4.62%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements               0.64%         0.70%         0.76%         0.77%         0.60%
   Portfolio turnover rate                                 230%          224%          239%          150%          144%


--------------------------------------------------------------------------------
1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.50%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------
                                                       2005          2004          2003        2002 1,2
                                                     ---------     ---------     ---------     ---------
PER SHARE DATA
   Net asset value, beginning of period              $   10.41     $   10.58     $    9.89     $    9.93
                                                     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
   Net investment income 3                                0.23          0.24          0.25          0.27
   Net gain (loss) on investments, futures
     contracts, options written, swap contracts
     and foreign currency related items
     (both realized and unrealized)                      (0.33)         0.70          1.12          0.16
                                                     ---------     ---------     ---------     ---------
       Total from investment operations                  (0.10)         0.94          1.37          0.43
                                                     ---------     ---------     ---------     ---------
LESS DIVIDENDS
   Dividends from net investment income                  (0.74)        (1.11)        (0.68)        (0.47)
                                                     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                       $    9.57     $   10.41     $   10.58     $    9.89
                                                     =========     =========     =========     =========

       Total return 4                                    (1.32)%        9.37%        14.46%         4.55%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)          $  15,788     $   5,667     $   1,433     $      89
     Ratio of expenses to average net assets              1.20%         1.20%         1.20%         1.20% 5
     Ratio of net investment income
       to average net assets                              2.41%         2.42%         2.39%         3.02% 5
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements               0.64%         0.70%         0.76%         0.90% 5
   Portfolio turnover rate                                 230%          224%          239%          150%


--------------------------------------------------------------------------------
1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.01% to 3.02%.

2     For the period November 30, 2001 (inception date) through October 31,
      2002.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                              FOR THE PERIOD
                                                                   ENDED
                                                                OCTOBER 31,
                                                                  2005 1
                                                              --------------
PER SHARE DATA
   Net asset value, beginning of period                       $        10.12
                                                              --------------
INVESTMENT OPERATIONS
   Net investment income 2                                              0.07
   Net loss on investments, futures
     contracts, options written, swap contracts and
     foreign currency related items
     (both realized and unrealized)                                    (0.57)
                                                              --------------
       Total from investment operations                                (0.50)
                                                              --------------
LESS DIVIDENDS
   Dividends from net investment income                                (0.05)
                                                              --------------
NET ASSET VALUE, END OF PERIOD                                $         9.57
                                                              ==============

       Total return 3                                                  (4.93)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                   $          745
     Ratio of expenses to average net assets                            1.93% 4
     Ratio of net investment income
       to average net assets                                            1.37% 4
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                             0.64% 4
   Portfolio turnover rate                                               230%

--------------------------------------------------------------------------------
1     For the period April 29, 2005 (inception date) through October 31, 2005.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 6, 1990.

      The Fund is authorized to offer four classes of shares: Common Class shares, Advisor Class shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that it bears different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"),
(4) certain broker-dealers and RIAs with clients participation in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Effective December 12, 2001, the Advisor Class closed to new investments. Although no further Advisor Class shares can be purchased, shareholders can redeem their shares through any available methods. Class A shares are sold subject to a front-end sales charge of 4.75%. Class C shares are sold subject to a contingent deferred sales change of 1.00% if the shares are redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the some securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2005, the Fund had the following open forward foreign currency contracts:


FORWARD FOREIGN                EXPIRATION        FOREIGN CURRENCY TO           CONTRACT           CONTRACT         UNREALIZED
CURRENCY CONTRACT                 DATE           BE PURCHASED/(SOLD)            AMOUNT             VALUE           GAIN (LOSS)
-----------------              ----------      -----------------------       ------------       ------------       -----------
Australian Dollar               12/21/05            A$       3,300,000       $  2,531,760       $  2,460,797       $   (70,963)
Australian Dollar               12/21/05            A$       9,009,317          6,810,951          6,718,211           (92,740)
Australian Dollar               12/21/05            A$      (4,630,000)        (3,555,840)        (3,452,572)          103,268
British Pound                   12/21/05       (pound)       4,076,000          7,422,396          7,212,121          (210,275)
British Pound                   12/21/05       (pound)       3,250,000          5,735,373          5,750,587            15,214
British Pound                   12/21/05       (pound)      (2,361,327)        (4,265,789)        (4,178,159)           87,630
British Pound                   12/21/05       (pound)      (2,049,321)        (3,565,819)        (3,626,092)          (60,273)
Brazilian Real                  12/21/05           BRL       1,581,680            680,000            694,100            14,100
Canadian Dollar                 12/21/05            C$         977,845            829,455            830,264               809
Canadian Dollar                 12/21/05            C$       2,829,000          2,391,378          2,402,033            10,655
Danish Krone                    12/21/05           DKK       4,874,000            806,954            784,461           (22,493)
European Economic Unit          12/21/05        (euro)      38,900,000         48,029,830         46,723,223        (1,306,607)
European Economic Unit          12/21/05        (euro)         686,652            824,120            824,745               625
European Economic Unit          12/21/05        (euro)         298,659            361,819            358,723            (3,096)
European Economic Unit          12/21/05        (euro)      (6,821,635)        (8,499,757)        (8,193,542)          306,215
European Economic Unit          12/21/05        (euro)     (50,133,543)       (62,325,948)       (60,215,957)        2,109,991
European Economic Unit          12/21/05        (euro)      (6,106,172)        (7,398,969)        (7,334,191)           64,778
Japanese Yen                    12/21/05           (Y)   3,078,800,000         28,323,827         26,608,901        (1,714,926)
Japanese Yen                    12/21/05           (Y)    (140,000,000)        (1,246,106)        (1,209,967)           36,139
Japanese Yen                    12/21/05           (Y)    (720,000,000)        (6,433,167)        (6,222,687)          210,480
Japanese Yen                    12/21/05           (Y)  (2,633,031,476)       (23,972,522)       (22,756,292)        1,216,230
New Zealand Dollar              12/21/05           NZ$       1,878,000          1,310,844          1,308,452            (2,392)
New Zealand Dollar              12/21/05           NZ$      (1,871,205)        (1,309,844)        (1,303,718)            6,126
Swedish Krona                   12/21/05           SKr       6,922,602            921,785            872,461           (49,324)
Swedish Krona                   12/21/05           SKr      (2,100,000)          (271,584)          (264,666)            6,918
Swiss Franc                     12/21/05           CHF       3,977,765          3,100,000          3,095,681            (4,319)
Swiss Franc                     12/21/05           CHF       2,700,000          2,127,257          2,101,265           (25,992)
Turkish Lire                    12/21/05           TRL         943,725            685,000            688,184             3,184
South African Rand              12/21/05           ZAR       1,871,205            291,352            278,057           (13,295)
South African Rand              12/21/05           ZAR      (1,871,205)          (292,604)          (278,058)           14,546
                                                                             ------------       ------------       -----------
                                                                             $ (9,953,848)      $ (9,323,635)      $   630,213
                                                                             ============       ============       ===========


CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

      J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

      When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2005, the Fund had the following open futures contracts:


                                                                                                                    UNREALIZED
                                            NUMBER          EXPIRATION        CONTRACT           CONTRACT         APPRECIATION/
FUTURES CONTRACT                         OF CONTRACTS          DATE            AMOUNT             VALUE           (DEPRECIATION)
----------------                         ------------       ----------      ------------       ------------       --------------
U.S. Treasury 2 Year Notes Futures           36              12/30/05       $  5,330,876       $  5,294,531       $      (36,345)
U.S. Treasury 5 Year Notes Futures           50              12/20/05          7,405,862          7,387,313              (18,549)
                                                                            ------------       ------------       --------------
                                                                              12,736,738         12,681,844              (54,894)
                                                                            ------------       ------------       --------------

U.S. Treasury 10 Year Notes Futures         (47)             12/20/05         (5,129,637)        (5,097,297)              32,340
                                                                            ------------       ------------       --------------
                                                                            $  7,607,101       $  7,584,547       $      (22,554)
                                                                            ============       ============       ==============


      K) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

      When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

      Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      Transactions in written options for puts and calls for the year ended October 31, 2005 were as follows:

                                                        NUMBER OF     PREMIUMS
                                                        CONTRACTS     RECEIVED
                                                        ---------    ----------
   Options outstanding at beginning of year                    75    $   34,274
   Options written                                          1,980       377,408
   Options expired                                             --            --
   Options terminated in closing purchase transactions     (2,055)     (411,682)
   Options exercised                                           --            --
                                                        ---------    ----------
   Options outstanding at end of year                          --    $       --
                                                        =========    ==========

      L) SWAPS -- The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

      The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2005 the Fund had no outstanding swap contracts.

      M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB had been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $154,814, of which $143,343 was rebated to borrowers (brokers). The Fund retained $8,165 in income from the cash collateral investment and SSB, as lending agent, was paid $3,306. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      N) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

      The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

      Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

      In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2005, investment advisory fees earned and voluntarily waived were $1,478,343 and $946,370 respectively. CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

      Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K."), an affiliate of CSAM, is sub-investment adviser to the Fund. CSAM U.K.'s sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. Prior to December 3, 2004, Credit Suisse Asset Management Limited (CSAM Japan) also served as sub-investment adviser to the Fund.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were $147,835.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $128,495.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets of the Class A shares and Class C shares, respectively. Common Class shares and Advisor Class shares are not subject to distribution fees.

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2005, the Fund reimbursed CSAM $364,074, which is included in the Fund's transfer agent expense.

      For the year ended October 31, 2005, CSAMSI and its affiliates advised the Fund that it retained $13,405 from commissions earned on the sale of the Fund's Class A shares.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid $10,680 for its services to the Fund.

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005 the Fund had no loans outstanding under the Credit Facility. For the year ended October 31, 2005, the Fund had borrowings under the Credit Facility as follows:

            AVERAGE DAILY      WEIGHTED AVERAGE     MAXIMUM DAILY
            LOAN BALANCE        INTEREST RATE%     LOAN OUTSTANDING
            -------------      ----------------    ----------------

             $2,500,000             3.563%            $2,500,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                       INVESTMENT SECURITIES    US GOVERNMENT/AGENCY OBLIGATIONS
                       ---------------------    --------------------------------
      Purchases            $ 336,031,048                  $ 206,893,671
      Sales                  326,621,343                    224,655,856

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as Common Class shares, five hundred million shares are classified as Advisor Class shares, one billion as Class A shares and five hundred million as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                      COMMON CLASS
                                --------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     OCTOBER 31, 2005              OCTOBER 31, 2004
                                --------------------------    --------------------------
                                  SHARES         VALUE          SHARES         VALUE
                                ----------    ------------    ----------    ------------
Shares sold                      5,369,190    $ 54,619,501     5,476,422    $ 55,842,405
Shares issued in reinvestment
  of dividends                     833,857       8,508,108     1,295,264      13,080,074
Shares redeemed                 (6,600,157)    (66,048,440)   (7,142,884)    (72,676,574)
                                ----------    ------------    ----------    ------------
Net decrease                      (397,110)   $ (2,920,831)     (371,198)   $ (3,754,095)
                                ==========    ============    ==========    ============

                                                     ADVISOR CLASS
                                --------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     OCTOBER 31, 2005              OCTOBER 31, 2004
                                --------------------------    --------------------------
                                  SHARES         VALUE          SHARES         VALUE
                                ----------    ------------    ----------    ------------
Shares issued in reinvestment
  of dividends                          68    $        748           105    $      1,146
Shares redeemed                         (8)            (85)         (151)         (1,642)
                                ----------    ------------    ----------    ------------
Net increase (decrease)                 60    $        663           (46)   $       (496)
                                ==========    ============    ==========    ============

                                                        CLASS A
                                --------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     OCTOBER 31, 2005              OCTOBER 31, 2004
                                --------------------------    --------------------------
                                  SHARES         VALUE          SHARES         VALUE
                                ----------    ------------    ----------    ------------
Shares sold                      1,398,602    $ 14,137,655       469,210    $  4,713,279
Shares issued in reinvestment
  of dividends                      31,705         320,414        18,005         181,608
Shares redeemed                   (325,662)     (3,237,682)      (78,048)       (780,287)
                                ----------    ------------    ----------    ------------
Net increase                     1,104,645    $ 11,220,387       409,167    $  4,114,600
                                ==========    ============    ==========    ============


                                         CLASS C
                                --------------------------
                                    FOR THE YEAR ENDED
                                     OCTOBER 31, 2005
                                --------------------------
                                  SHARES         VALUE
                                ----------    ------------
Shares sold                         85,945    $    848,649
Shares issued in reinvestment
  of dividends                          64    $        625
Shares redeemed                     (8,166)        (80,531)
                                ----------    ------------
Net increase                        77,843    $    768,743
                                ==========    ============

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                        NUMBER OF      APPROXIMATE PERCENTAGE
                                       SHAREHOLDERS    OF OUTSTANDING SHARES
                                       ------------    ----------------------
      Common Class                          4                   58%
      Advisor Class                         1                   99%
      Class A                               5                   72%
      Class C                               3                   93%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the years ended October 31, 2005 and 2004 by the Fund were as follows:

                                      ORDINARY INCOME
                                ---------------------------
                                    2005           2004
                                ------------   ------------
                                $ 10,476,006   $ 14,233,347

   The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales, income from defaulted bonds, straddle deferrals and mark to market of forwards and futures contracts. At October 31, 2005, the components of distributable earnings on a tax basis for the Fund were as follows:

      Undistributed net investment loss                   $         (1)
      Accumulated net realized loss                        (17,667,450)
      Unrealized depreciation                               (3,053,057)
                                                          ------------
                                                          $(20,720,508)
                                                          ============

      At October 31, 2005, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                 EXPIRES OCTOBER 31,
          -----------------------------------------------------------------
             2006          2007          2008         2009         2010
          -----------   -----------   -----------   ---------   -----------
          $ 1,389,753   $ 5,824,681   $ 3,060,573   $ 583,222   $ 6,809,221

      It is uncertain whether the Fund will be able to realize the benefits before they expire.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      During the tax year ended October 31, 2005, the Fund utilized $2,685,864 of the capital loss carryforward.

      At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $138,833,714, $71,640, $(3,061,753) and $(2,990,113), respectively.

      At October 31, 2005, the Fund reclassified $2,162,608 from accumulated net realized loss from investments and $3,074,333 from paid-in capital to undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydowns, sales of defaulted bonds, net operating losses, taxable overdistributions and foreign currency contracts. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
October 31, 2005
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse Global Fixed Income Fund, Inc.:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE GLOBAL FIXED INCOME FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                             TERM                                         NUMBER OF
                                             OF OFFICE 1                                  PORTFOLIOS IN
                                             AND                                          FUND
                             POSITION(S)     LENGTH          PRINCIPAL                    COMPLEX           OTHER
NAME, ADDRESS AND            HELD WITH       OF TIME         OCCUPATION(S) DURING         OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH                FUND            SERVED          PAST FIVE YEARS              DIRECTOR          HELD BY DIRECTOR
------------------------     -----------     -----------     ------------------------     -------------     ------------------
INDEPENDENT DIRECTORS

Enrique Arzac                Director,       Since           Professor of Finance         47                Director of The
c/o Credit Suisse Asset      Nominating      2005            and Economics,                                 Adams Express
Management, LLC.             Committee                       Graduate School of                             (a closed-end
Attn: General Counsel        Member and                      Business, Columbia                             investment
466 Lexington Avenue         Audit                           University since 1971                          company);
New York, New York           Committee                                                                      Director of
10017-3140                   Chairman                                                                       Petroleum and
                                                                                                            Resources
Date of Birth: 02/10/41                                                                                     Corporation
                                                                                                            (a closed-end
                                                                                                            investment
                                                                                                            company)

Richard H. Francis           Director,       Since           Currently retired            41                None
c/o Credit Suisse Asset      Nominating      1999
Management, LLC              and Audit
Attn: General Counsel        Committee
466 Lexington Avenue         Member
New York, New York
10017-3140

Date of Birth:  04/23/32

Jeffrey E. Garten            Director,       Since           The Juan Trippe              40                Director of
Box 208200                   Nominating      1990            Professor in the                               Aetna, Inc.
New Haven, Connecticut       and Audit                       Practice of                                    (insurance
06520-8200                   Committee                       International Trade,                           company);
                             Member                          Finance and Business                           Director of
Date of Birth: 10/29/46                                      from July 2005 to                              CarMax Group
                                                             present; Partner and                           (used car dealers)
                                                             Chairman of Garten
                                                             Rothkopf (consulting
                                                             firm) from October
                                                             2005 to present; Dean
                                                             of Yale School of
                                                             Management from November
                                                             1995 to June 2005

Peter F. Krogh               Director,       Since           Dean Emeritus and            40                Director of
301 ICC                      Nominating      2001            Distinguished                                  Carlisle Companies
Georgetown University        and Audit                       Professor                                      Incorporated
Washington, DC 20057         Committee                       of International                               (diversified
                             Member                          Affairs                                        manufacturing
Date of Birth: 02/11/37                                      at the Edmund A.                               company)
                                                             Walsh School of
                                                             Foreign Service,
                                                             Georgetown University
                                                             from June 1995
                                                             to present


_______________

(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             TERM                                         NUMBER OF
                                             OF OFFICE 1                                  PORTFOLIOS IN
                                             AND                                          FUND
                             POSITION(S)     LENGTH          PRINCIPAL                    COMPLEX           OTHER
NAME, ADDRESS AND            HELD WITH       OF TIME         OCCUPATION(S) DURING         OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH                FUND            SERVED          PAST FIVE YEARS              DIRECTOR          HELD BY DIRECTOR
------------------------     -----------     -----------     ------------------------     -------------     ------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.         Director,       Since           Currently retired            42                Director of
c/o Credit Suisse Asset      Nominating      1999                                                           Education
Management, LLC              and Audit                                                                      Management
Attn: General Counsel        Committee                                                                      Corp.
466 Lexington Avenue         Member
New York, New York
10017-3140

Date of Birth:  12/20/30

Steven N. Rappaport          Chairman of     Director        Partner of Lehigh Court,     46                Director of
Lehigh Court, LLC            the Board of    since           LLC and RZ Capital                             Presstek, Inc.
40 East 52nd Street          Directors,      1999            (private investment                            (digital imaging
New York, New York           Nominating      and             firms) from July 2002                          technologies
10022                        Committee       Chairman        to present; Transition                         company); Director
                             Chairman        since           Adviser to SunGard                             of Wood Resources,
Date of Birth: 07/10/48      and Audit       2005            Securities Finance, Inc.                       LLC. (plywood
                             Committee                       from February 2002 to                          manufacturing
                             Member                          July 2002; President of                        company)
                                                             SunGard Securities
                                                             Finance, Inc. from 2001
                                                             to February 2002;
                                                             President of Loanet,
                                                             Inc. (on-line accounting
                                                             service) from 1997
                                                             to 2001

INTERESTED DIRECTOR

Michael E. Kenneally  2,3    Director        Since           Chairman and Global          40                None
c/o Credit Suisse Asset                      2004            Chief Executive Officer
Management, LLC                                              of CSAM from March
Attn: General Counsel                                        2003 to July 2005;
466 Lexington Avenue                                         Chairman and Chief
New York, New York                                           Investment Officer of
10017-3140                                                   Banc of America Capital
                                                             Management from
Date of Birth: 03/30/54                                      1998 to March 2003


_______________
2 Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             TERM OF
                                             OFFICE 1 AND
                             POSITION(S)     LENGTH
NAME, ADDRESS AND            HELD WITH       OF TIME
DATE OF BIRTH                FUND            SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------      -----------     ------------    --------------------------------------------------------
OFFICERS

Steven B. Plump 3            Chief           Since           Managing Director; Associated with CSAM
Credit Suisse Asset          Executive       2005            or its predecessor since 1995; Officer of
Management, LLC              Officer and                     other Credit Suisse Funds
466 Lexington Avenue         President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro         Chief           Since           Director and Director of Fund Administration of CSAM;
Credit Suisse Asset          Financial       1999            Associated with CSAM or its predecessor since 1984;
Management, LLC              Officer and                     Officer of other Credit Suisse Funds
466 Lexington Avenue         Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio               Chief           Since           Director and Global Head of Compliance of CSAM;
Credit Suisse Asset          Compliance      2004            Associated with CSAM since July 2000; Vice President
Management, LLC              Officer                         and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                         Associates from 1998 to June 2000; Officer of
New York, New York                                           other Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                   Chief           Since           Director and General Counsel (Americas) of CSAM
Credit Suisse Asset          Legal           2004            since September 2004; Senior Associate of Shearman
Management, LLC              Officer                         & Sterling LLP from September 2000 to September 2004;
466 Lexington Avenue                                         Senior Counsel of the SEC Division of Investment
New York, New York                                           Management from June 1997 to September 2000;
10017-3140                                                   Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                 Vice            Since           Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset          President       2004            Associated with CSAM since July 2003; Associated with
Management, LLC              and                             the law firm of Willkie Farr & Gallagher LLP from 1998
466 Lexington Avenue         Secretary                       to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                 Assistant       Since           Assistant Vice President of CSAM; Associated with
Credit Suisse Asset          Treasurer       2002            CSAM since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate shareholders should note for the year ended October 31, 2005, the percentage of the Fund's investment income (I.E., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.09%.

      For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-927-2874

      o   On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       47

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                                       48

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874  o  www.csam.com/us                             SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        GFI-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $18,172                                $19,442
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $2,323                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $24,995                                $25,031
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006